Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill
The changes in goodwill by reportable segment for the years ended December 31, 2016 and 2015 are as follows:

(in millions)	Corporate(4)	Small Business(4)	Public	Other (1)	Consolidated
Balances as of December 31, 2014:
Goodwill	$2,617.3	$185.9	$1,265.4	$102.8	$4,171.4
Accumulated impairment charges	(1,571.4)	—	(354.1)	(28.3)	(1,953.8)
	1,045.9	185.9	911.3	74.5	2,217.6
2015 Activity:
Foreign currency translation	—	—	—	(22.4)	(22.4)
Acquisition (2)	—	—	—	305.2	305.2
	—	—	—	282.8	282.8
Balances as of December 31, 2015:
Goodwill	2,617.3	185.9	1,265.4	385.6	4,454.2
Accumulated impairment charges	(1,571.4)	—	(354.1)	(28.3)	(1,953.8)
	1,045.9	185.9	911.3	357.3	2,500.4
2016 Activity:
Foreign currency translation	—	—	—	(45.4)	(45.4)
CDW Advanced Services Allocation(3)	28.2	—	18.3	(46.5)	—
	28.2	—	18.3	(91.9)	(45.4)
Balances as of December 31, 2016:
Goodwill	2,645.5	185.9	1,283.7	293.7	4,408.8
Accumulated impairment charges	(1,571.4)	—	(354.1)	(28.3)	(1,953.8)
	$1,074.1	$185.9	$929.6	$265.4	$2,455.0

(1)	Other is comprised of Canada and CDW UK reporting units.

(2)	For further information regarding the addition to goodwill resulting from the Company’s acquisition of CDW UK, see Note 3 (Acquisition).

(3)	Effective January 1, 2016, the CDW Advanced Services business is included in the Company's Corporate, Small Business and Public segments.

(4)	Amounts have been recast to present Small Business as its own operating and reportable segment.
December 1, 2016 Impairment Analysis
The Company completed its annual impairment analysis as of December 1, 2016. For the Corporate (which, as of December 1, 2016, included Small Business), Public and Canada reporting units, the Company performed a qualitative analysis. The Company determined that it was more-likely-than-not that the individual fair values of the Corporate, Public and Canada reporting units exceeded the respective carrying values. As a result of this determination, the quantitative two-step impairment analysis was deemed unnecessary. Due to the substantial uncertainty regarding the impact of the Referendum on the United Kingdom’s (“UK”) Membership of the European Union (“EU”), advising for the exit of the UK from Europe, the Company performed a quantitative analysis of the CDW UK reporting unit. Based on the results of the quantitative analysis, the Company determined that the fair value of the CDW UK reporting unit exceeded its carrying value and no impairment existed.
December 1, 2015 Impairment Analysis
The Company completed its annual impairment analysis as of December 1, 2015 by utilizing a qualitative assessment for all reporting units (which, as of December 1, 2016, included Small Business). The Company determined that it was more-likely-than-not that the fair value of each reporting unit exceeded its carrying value. As a result of this determination, the quantitative two-step impairment analysis was deemed unnecessary.
Other Intangible Assets
A summary of intangible assets at December 31, 2016 and 2015 is as follows:

(in millions)
December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships and contracts	$2,084.6	$(1,322.7)	$761.9
Trade name	422.1	(195.2)	226.9
Internally developed software	142.6	(77.7)	64.9
Other	6.0	(4.1)	1.9
Total	$2,655.3	$(1,599.7)	$1,055.6

December 31, 2015
Customer relationships	$2,128.3	$(1,162.0)	$966.3
Trade name	422.3	(173.9)	248.4
Internally developed software	136.5	(77.7)	58.8
Other	5.8	(2.9)	2.9
Total	$2,692.9	$(1,416.5)	$1,276.4

During the years ended December 31, 2016 and 2015, the Company recorded disposals of $29 million and $6 million, respectively, to remove fully amortized internally developed software assets that were no longer in use.
Amortization expense related to intangible assets for the years ended December 31, 2016, 2015 and 2014 was $216 million, $199 million and $182 million, respectively.
Estimated future amortization expense related to intangible assets for the next five years is as follows:

(in millions)
Years ending December 31,	Estimated Future Amortization Expense
2017	$213.7
2018	198.9
2019	181.4
2020	154.1
2021	70.8